Geographic and Segment Information (Details) - Customer Concentration Risk [Member] - Sales [Member]	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Network Intelligence Solutions [Member]
Geographic and Segment Information [Line Items]
Concentration risk percentage	60.00%	64.00%
Security Solutions [Member]
Geographic and Segment Information [Line Items]
Concentration risk percentage	40.00%	36.00%